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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   FORM N-PX


              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-7292



                   NORTH AMERICAN GOVERNMENT BOND FUND, INC.


                        40 West 57th Street, 18th Floor
                           New York, New York 10019
                                (212) 446-5600


                          R. Alan Medaugh, President
                        40 West 57th Street, 18th Floor
                           New York, New York 10019


                   Date of fiscal year end: October 31, 2007


            Date of reporting period: July 1, 2006 - June 30, 2007

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North American Government Bond Fund, Inc. invests solely in non-voting securities and, as a result, has no matters to report on Form N-PX.

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:        /s/ R. Alan Medaugh
           ------------------------------
           R. Alan Medaugh, President
Date:      8/31/07